First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.9%
	Alabama – 2.6%
$140,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/26	$144,915
130,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/27	134,509
250,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	04/01/25	244,966
490,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	470,786
330,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	328,068
750,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	722,221
1,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser E	5.00%	06/01/26	1,522,378
2,000,000	Columbia AL Indl Dev Brd Poll Control Rev Var Ref AL Pwr Co Proj, Ser B (a)	1.72%	12/01/37	2,000,000
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	103,752
740,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/25	754,267
245,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/28	250,414
500,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	501,754
300,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	262,869
225,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	221,935
10,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	9,961
1,335,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,316,950
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A	4.00%	10/01/25	488,149
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No. 3, Ser A-1 (b)	5.00%	12/01/26	499,408
				9,977,302
	Arizona – 1.3%
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/27	155,291
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/29	154,481
115,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/26	110,212
310,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	11/01/25	322,345
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/27	1,056,677
1,000,000	Coconino Cnty AZ Poll Controlcorp Ref NV Pwr Company Remk, Ser A, AMT (Mandatory put 03/31/23)	1.88%	09/01/32	991,886
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	86,920
615,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/24	624,860
580,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (c)	5.00%	07/01/35	563,534
665,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (c)	5.75%	11/15/25	665,165
110,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/22	110,098
280,000	Santa Cruz Cnty AZ Pledged Rev Ref, AGM	4.00%	07/01/34	284,249
				5,125,718

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California – 5.1%
$200,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1	4.00%	02/01/24	$199,768
250,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1	4.00%	08/01/24	248,966
200,000	CA Sch Fin Auth Sch Fac Rev Kipp L.A. Proj, Ser A (c)	4.00%	07/01/23	200,094
25,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/23	25,194
50,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	50,630
605,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	567,075
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	399,200
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	981,276
3,000,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/26/23) (c)	0.85%	01/01/50	2,972,960
100,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM (b)	5.00%	11/01/27	103,200
105,000	CA St Muni Fin Auth Sr Living Rev Mt San Antonio Gardens Proj, Ser A	5.00%	11/15/26	105,150
300,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	291,603
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 11/01/22) (c)	2.25%	08/01/23	999,983
500,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (c)	4.00%	10/01/27	488,954
40,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/23	39,826
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	49,433
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	78,235
325,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/24	318,511
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	344,000
265,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/23	265,703
115,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	3.00%	09/01/23	113,140
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	98,402
295,000	Fontana CA Spl Tax Summit at Rosena Phase One	3.00%	09/01/24	283,063
195,000	Hemet CA Unif Sch Dist Facs Dist Spl Tax Ref	4.00%	09/01/25	191,643
200,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/26	210,955
400,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/22	400,180
1,490,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/26	1,535,585
95,000	March Jt Pwrs Redev Agy Successor Agy CA Tax Allocation Ref March Air Force Base Redev Proj, Ser A, BAM	4.00%	08/01/27	96,034
1,705,000	Milpitas CA Redev Agy Successor Agy Tax Allocation Ref Redev Proj Area #1	5.00%	09/01/28	1,773,116
200,000	Ontario Pub Fing Auth Lease Rev Capital Projs, AGM (Pre-refunded maturity 10/01/23)	5.38%	10/01/40	204,073
85,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/23	84,062
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	87,729
150,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dt #2003-1, Ser A-1, AGM	5.00%	09/01/26	158,120
195,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	3.00%	09/01/24	187,400
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	250,467

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	$57,617
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	65,726
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	82,882
65,000	San Diego CA Unif Sch Dist Ref Election 1998, Ser C-2, AGM	5.50%	07/01/25	68,996
100,000	San Diego Cnty CA Regl Arpt Auth Subord Ref, Ser A	5.00%	07/01/24	102,822
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	143,020
200,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (c)	4.00%	09/01/26	195,223
150,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/25	148,138
400,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/26	392,504
1,500,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Sr Lien Ref, Ser A (Pre-refunded maturity 01/15/25)	5.00%	01/15/29	1,558,248
175,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/25	173,929
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	99,061
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,563,735
50,000	Temecula CA Pub Fing Auth Spl Tax Ref, BAM	5.00%	09/01/25	51,961
125,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/25	127,507
225,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfiel Impt Proj, Ser B	5.00%	06/01/34	237,127
				19,472,226
	Colorado – 3.1%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/28	506,902
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	113,464
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Acdmy Chrt Sch Proj	4.00%	11/01/23	100,281
215,000	CO St Hgr Edu Capital Const Lease Pur Prog, COPS	5.00%	11/01/25	225,521
2,590,000	CO St Hlth Facs Auth Hosp Rev Frasier Meadows Retmnt Cmnty Proj, Ser B (Forward refunding maturity 05/15/23)	5.00%	05/15/48	2,612,190
130,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	132,115
1,000,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/23	1,016,436
2,000,000	CO St Hlth Facs Auth Hosp Rev Var Ref Intermountain Hlthcare, Ser B (Mandatory put 08/17/26)	5.00%	05/15/62	2,088,468
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	414,045
80,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser A	3.25%	09/01/25	77,237
275,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser B	5.00%	09/01/28	279,745
1,000,000	Copperleaf CO Met Dist #6, Ser A (Pre-refunded maturity 12/01/23)	5.25%	12/01/48	1,048,532
125,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/23	127,148
220,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/25	225,642
150,000	Denver City & Cnty CO Arpt Rev Sys, Ser A, AMT	5.00%	11/15/24	150,134
770,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	792,389
500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/26	517,128
500,000	Eagle Cnty CO Sch Dist Re50 Jt Garfield & Routt Cnty	5.00%	12/01/30	529,420

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$270,000	Gold Hill Mesa Met Dist #2 CO Ltd Tax & Spl Rev Ref, Ser A, BAM	5.00%	12/01/25	$275,202
600,000	Sheridan Station W Metro Dist Co (Pre-refunded maturity 12/01/22)	6.00%	12/01/47	619,224
				11,851,223
	Connecticut – 2.0%
100,000	CT St	5.00%	08/01/31	103,696
235,000	CT St Green Bond, Ser F	5.00%	10/15/30	247,130
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser E	5.00%	07/01/25	51,007
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref	5.00%	07/01/29	176,255
365,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra, Ser B	5.00%	08/01/27	380,442
165,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/33	168,446
2,000,000	CT St Spl Tax Oblig Rev Transptrn Infra, Ser A	5.00%	09/01/30	2,096,947
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	150,215
1,000,000	CT St, Ser 2021A	4.00%	01/15/26	1,015,511
1,000,000	CT St, Ser D	4.00%	08/15/29	1,007,382
315,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/23	318,600
145,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/24	148,462
200,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/25	206,994
250,000	Hamden CT Ref, Ser A, BAM	5.00%	08/15/26	261,044
25,000	Univ of CT CT Ref, Ser A	5.00%	03/15/27	26,198
970,000	Univ of CT CT, Ser A	5.00%	11/01/26	1,027,181
75,000	Univ of CT CT, Ser A	5.00%	02/15/28	77,579
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	26,034
				7,489,123
	District of Columbia – 0.2%
480,000	DC Wtr & Swr Auth Pub Util Rev Ref Sub Lien, Ser C	5.00%	10/01/26	495,519
250,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser B, AMT	5.00%	10/01/25	257,003
				752,522
	Florida – 8.4%
110,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/24	108,267
200,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	195,054
105,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	101,414
150,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics, Ser A	5.00%	12/01/26	153,650
500,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	454,299
205,000	Berry Bay CDD FL Spl Assmt Rev Assmt Area 1	2.63%	05/01/26	187,265
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	245,324
1,125,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.25%	10/01/24	1,138,440
400,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/24	408,826
2,000,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc (Pre-refunded maturity 11/01/23)	6.13%	11/01/43	2,054,963
565,000	Cross Creek N CDD FL Spl Assmnt	3.40%	05/01/27	523,907
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	909,550
370,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	332,112
550,000	FL St Brd of Governors FL Intl Univ Dorm Rev Ref, Ser A, BAM	5.00%	07/01/27	582,490
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/24	108,532

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/25	$322,833
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	150,192
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	142,459
105,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/24	102,273
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/25	95,532
1,500,000	FL St Dev Fin Corp Var Brightline Passngr Rail Expan Proj Remk, Ser A, AMT (Mandatory put 04/04/23)	2.90%	12/01/56	1,488,126
220,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/30	230,583
2,000,000	Gainesville FL Utilities Sys Rev Var Ref Remk, Ser B (a)	1.64%	10/01/42	2,000,000
785,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Prerefunded Priority Sub, Ser A, AMT	5.00%	10/01/24	803,919
185,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	177,377
310,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (c)	3.00%	05/01/25	294,172
1,500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl, Ser A, AMT (Pre-refunded maturity 10/01/24)	5.00%	10/01/44	1,537,548
575,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/24	592,403
1,250,000	Jacksonville FL Port Auth Ref, AMT (Pre-refunded maturity 11/01/22)	5.00%	11/01/38	1,250,000
100,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth (Pre-refunded maturity 11/15/24)	5.00%	11/15/33	103,347
145,000	Lakes of Sarasota CDD FL Impt Rev Phase 1 Proj, Ser A-1	2.75%	05/01/26	134,518
255,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	261,403
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	430,145
720,000	Ltc Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	655,948
1,890,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	1,941,865
405,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	368,971
370,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/24	358,905
380,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/25	355,767
385,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/26	351,369
25,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys (Forward refunding maturity 08/01/23)	5.00%	08/01/31	25,937
2,150,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys (Forward refunding maturity 08/01/23)	5.00%	08/01/41	2,230,591
1,770,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	1,745,270
200,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (c)	2.38%	12/15/26	178,392
100,000	Poinciana FL W CDD Spl Assmnt Ref Sr, Ser 1, AGM	3.60%	05/01/26	99,683
2,000,000	Reedy Creek FL Impt Dist, Ser A (Pre-refunded maturity 06/01/23)	5.00%	06/01/38	2,021,304
80,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	78,093
115,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/23	113,562
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	141,091

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$385,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/23	$381,276
375,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/24	363,395
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	227,746
200,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	181,627
375,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	332,731
285,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	259,646
30,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	30,780
525,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	467,798
735,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/24	723,056
375,000	V Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	342,262
120,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	120,374
250,000	Westside Haines City CDD Spl Assmnt Assmnt Area One Proj	2.50%	05/01/26	228,886
				31,947,248
	Georgia – 3.0%
915,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/25	938,620
1,500,000	Bartow Cnty GA Dev Auth Var GA Pwr Comp Plant Bowen Proj Remk (Mandatory put 08/19/25)	2.88%	08/01/43	1,432,772
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	96,350
100,000	Clayton Cnty GA & Clayton Cnty Wtr Auth Wtr & Sewage Rev Ref	5.00%	05/01/23	100,145
735,000	GA St Ref Bid Grp 3, Ser C	4.00%	07/01/25	749,552
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/24	176,278
290,000	Glynn Brunswick GA Memorial Hosp Auth Ref Antic Ctfs SE GA Hlth	5.00%	08/01/23	292,031
1,500,000	Heard Cnty GA Dev Auth Adj GA Pwr Co Plt Wansley Proj (a)	1.86%	09/01/26	1,500,000
715,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/25	720,676
120,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	121,426
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	242,927
2,815,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	2,720,651
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	801,975
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	498,984
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/26	208,237
165,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	01/01/27	171,630
285,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/24	292,134
225,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/25	232,806
				11,297,194
	Guam – 0.2%
85,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev	5.00%	07/01/23	85,480
785,000	Guam Intl Arpt Auth Prerefunded Gen, Sec C, AMT, AGM (Pre-refunded maturity 10/01/23)	6.13%	10/01/43	801,605
				887,085
	Hawaii – 0.8%
3,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref Hawaiian Elec Co Inc, Ser A, AMT	3.10%	05/01/26	2,869,108
150,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	151,140
				3,020,248

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois – 9.3%
$160,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/22	$159,530
150,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/23	143,208
115,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	119,111
175,000	Chicago IL Brd of Edu Green Bond, Ser E	5.13%	12/01/32	170,437
1,100,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/22	1,100,666
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	109,238
190,000	Chicago IL Brd of Edu Ref, Ser A, AMBAC	5.50%	12/01/23	193,453
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	400,242
1,000,000	Chicago IL Met Wtr Reclamation Dist Greater Chicago Ref, Ser C	5.00%	12/01/24	1,030,679
500,000	Chicago IL Mf Hsg Rev Var Covent Apartments Proj (Mandatory put 09/01/24)	4.00%	09/01/25	499,639
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien Ohare Intl Arpt, Ser C, AMT	5.00%	01/01/26	511,626
100,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser B	5.00%	01/01/26	102,789
580,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser B	5.00%	01/01/27	595,723
140,000	Chicago IL O’Hare Intl Arpt Rev Sr Lien, Ser E	5.00%	01/01/25	144,041
540,000	Chicago IL Park Dist Ref Ltd Tax, Ser B	5.00%	01/01/28	544,520
125,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	124,899
210,000	Chicago IL Ref Remk, 2003B	5.00%	01/01/26	210,697
100,000	Chicago IL Ref Remk, 2003B	5.13%	01/01/27	100,214
110,000	Chicago IL Ref, Ser C	5.00%	01/01/26	110,225
260,000	Chicago IL Ref, Ser C	5.00%	01/01/35	250,120
65,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	59,297
100,000	Chicago IL Wstwtr Trans Rev Second Lien Ref, Ser B	5.00%	01/01/24	101,613
165,000	Chicago IL Wstwtr Trans Rev Second Lien Ref, Ser B	5.00%	01/01/26	170,317
390,000	Chicago IL Wtrwks Rev 2nd Lien Proj	5.00%	11/01/27	397,363
1,500,000	Chicago IL Wtrwks Rev 2nd Lien Remk, BAM	5.00%	11/01/30	1,554,393
150,000	Chicago IL, Ser A	5.00%	01/01/26	150,511
90,000	Ford Champaign Etc Cntys IL Cmnty Unit Sch Dist #10 Sch Bldg, Ser A, AGM	4.00%	12/01/25	91,348
205,000	Glencoe IL, Ser A	3.00%	12/15/28	200,585
115,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	114,954
395,000	IL St	5.00%	05/01/23	397,002
125,000	IL St	5.00%	05/01/24	126,100
150,000	IL St	5.00%	05/01/27	150,321
195,000	IL St	5.00%	06/01/27	195,879
520,000	IL St	4.00%	01/01/31	485,199
345,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	351,268
1,265,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	1,299,917
1,975,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	2,081,810
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,082,921
1,500,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/30	1,533,191
1,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var Berry Manor (Mandatory put 09/01/24)	4.00%	09/01/25	998,231
2,000,000	IL St Muni Elec Agy Pwr Sply Ref, Ser A	5.00%	02/01/26	2,075,775
215,000	IL St Ref	4.00%	08/01/25	211,259
80,000	IL St Sales Tax Rev First Ser, NATL-RE	6.00%	06/15/23	80,952
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	504,844
700,000	IL St, Ser C	5.00%	11/01/29	700,608
280,000	IL St, Ser D	5.00%	11/01/23	282,243
520,000	IL St, Ser D	5.00%	11/01/24	524,616

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$350,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/26	$353,937
725,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/30	727,495
700,000	Macon Cnty IL Sch Dist #61, AGM	4.00%	12/01/25	707,831
650,000	Northern IL Univ Revs Brd of Trustees Aux Facs Sys Rev N IL Univ Ref, BAM	5.00%	10/01/25	670,194
1,045,000	Peoria IL Ref, Ser C, AGM	5.00%	01/01/27	1,101,355
495,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/27	511,515
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,122,632
2,750,000	Schaumburg IL Ref	4.00%	12/01/24	2,777,980
355,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/26	366,868
910,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/27	937,540
1,000,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/28	1,026,658
570,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/31	584,043
700,000	Sthrn IL St Univ Ref Sthrn IL Univ Hsg and Aux Facs Sys, Ser A, BAM	4.00%	04/01/25	701,124
400,000	Univ of Illinois IL Revs Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/27	410,373
				35,543,119
	Indiana – 2.7%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(d)	01/15/26	110,468
3,000,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23) (b)	4.50%	12/15/46	3,000,362
130,000	IN St Fin Auth Rev Bhi Sr Living, Ser A	4.00%	11/15/26	126,223
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	01/01/24	100,201
105,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/24	105,262
1,000,000	Rockport IN Poll Control Rev Ref Aep Generating Comp Proj Remk, Ser A	3.13%	07/01/25	971,980
1,000,000	Rockport IN Poll Control Rev Ref Aep Generating Company Proj Remk, Ser B	3.13%	07/01/25	971,980
2,000,000	Rockport IN Poll Control Rev Ref IN Mi Pwr Co Proj Remk, Ser A	3.05%	06/01/25	1,962,660
2,000,000	Whiting IN Envrnmntl Facs Rev Bp Products N America Inc Proj, Ser A, AMT (Mandatory put 03/01/23)	5.00%	03/01/46	2,003,864
1,000,000	Whiting IN Envrnmntl Facs Rev Ref Bp Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,015,708
				10,368,708
	Iowa – 1.7%
2,305,000	Johnston IA Cmnty Sch Dist Infra Sales Svcs & Ref, AGM	8.35%	07/01/24	2,488,234
110,000	Pefa Inc IA Gas Proj Rev	5.00%	09/01/26	110,308
3,810,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	3,807,473
				6,406,015
	Kansas – 0.1%
280,000	Brown Cnty KS Horton Unif Sch Dist #430, BAM	4.00%	09/01/25	283,883
	Kentucky – 1.0%
165,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/28	172,570
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, NATL-RE, CABS	(d)	10/01/25	212,252
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	20,463
355,000	KY St Hgr Edu Stdt Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	365,138
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/25	309,805
125,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/30	129,835

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$255,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	$251,009
630,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	613,458
140,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/25	145,592
125,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/26	131,462
185,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/28	190,250
160,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	163,842
200,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (Mandatory put 10/01/26)	5.00%	10/01/47	205,360
380,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sub Safe Clean Waterways, BANS	4.00%	10/06/23	381,986
210,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/34	221,670
450,000	Univ of Louisville KY Ref, Ser A	5.00%	03/01/27	467,785
				3,982,477
	Louisiana – 1.2%
750,000	E Baton Rouge Parish LA Capital Impts Dist MoveBR Sales, Ser T	5.00%	08/01/25	782,214
500,000	E Baton Rouge Parish LA Sales Tax Rev Ref Road & Street Impt	5.00%	08/01/28	515,635
150,000	LA St Univ & Agric & Mech Clg Ref Auxiliary, Ser A	5.00%	07/01/26	155,191
335,000	LA St, Ser A (Forward refunding maturity 02/01/24)	4.00%	02/01/29	337,289
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	20,397
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	457,738
100,000	New Orleans LA Aviation Brd, Ser B, AMT, AGM	5.00%	01/01/32	100,501
150,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/26	156,628
400,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/28	413,770
1,100,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	1,060,070
550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	501,155
				4,500,588
	Maryland – 1.0%
115,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/23	115,542
300,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/24	303,259
480,000	Howard Cnty MD Ref, Ser A	5.00%	08/15/24	495,226
1,000,000	MD St First Ser	4.00%	06/01/29	1,009,179
285,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlthcare Oblig Grp, Ser A	5.00%	01/01/23	285,370
585,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlthcare Oblig Grp, Ser A	5.50%	01/01/26	604,902
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Johns Hopkins Hlth, Ser C (Pre-refunded maturity 05/15/23)	5.00%	05/15/38	1,009,898
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	102,151
				3,925,527
	Massachusetts – 1.8%
575,000	Chelmsford MA Wtr Dist Ref	3.00%	01/15/24	572,642
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Subord Sustainability Bonds, BANS	4.00%	05/01/25	2,036,450
350,000	MA St Clg Bldg Auth, Ser A (Pre-refunded maturity 05/01/23)	5.00%	05/01/28	353,219

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$1,000,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (Pre-refunded maturity 11/15/23) (c)	6.50%	11/15/43	$1,029,725
575,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/24	585,612
500,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/25	510,875
285,000	MA St Eductnl Fing Auth, Ser A, AMT	5.00%	01/01/26	289,954
1,415,000	MA St Wtr Res Auth Ref, Ser F (Pre-refunded maturity 08/01/24)	4.00%	08/01/38	1,432,709
				6,811,186
	Michigan – 2.4%
70,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/30	71,371
20,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	20,369
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bond, Ser A	5.00%	07/01/25	104,045
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	540,105
210,000	MI St Fin Auth Rev Multi Modal Mclaren Hlthcare, Ser A	5.00%	02/15/26	218,312
110,000	MI St Fin Auth Rev Ref Ascension Sr Credit Grp Remk, Ser E-1 (Mandatory put 08/15/24)	4.00%	11/15/44	110,680
85,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	78,067
350,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D1, AGM	5.00%	07/01/28	362,080
1,035,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/28	1,057,457
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	1,016,032
1,680,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/29	1,715,906
1,500,000	MI St Strategic Fund Ltd Oblg Rev Var Green Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	1,430,299
2,000,000	Oakland Univ MI Rev Gen, Ser A (Forward refunding maturity 03/01/23)	5.00%	03/01/38	2,007,928
235,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/29	237,075
270,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/30	271,869
90,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	92,282
				9,333,877
	Minnesota – 2.4%
650,000	Alexandria MN Indep Sch Dist #206 Ref Sch Bldg, Ser B	5.00%	02/01/24	663,184
200,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	3.00%	07/01/24	194,829
3,510,000	Hennepin Cnty MN Sales Tax Rev Ref 1st Lien Ballpark Proj, Ser A	5.00%	12/15/30	3,690,672
1,000,000	Minneapolis MN Mf Rev Var Greenway Apartments Proj (Mandatory put 08/01/24)	2.70%	08/01/25	964,468
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,455,605
1,250,000	MN St Rural Wtr Fin Auth Pub Projs Constr Notes	2.63%	12/01/23	1,223,029
				9,191,787
	Mississippi – 0.7%
1,000,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc Pj, Ser C (a)	1.66%	12/01/30	1,000,000
225,000	MS St Busn Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24)	2.20%	03/01/27	216,893

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Mississippi (Continued)
$1,500,000	MS St Hosp Equipment & Facs Auth Ref Adj Baptist Memorial Hlth Care Corp Remk, Ser A-2 (Mandatory put 08/30/23)	3.15%	09/01/36	$1,489,882
				2,706,775
	Missouri – 1.7%
375,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/25	378,517
385,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/26	389,340
200,000	Jackson Cnty MO Spl Oblg Rirr Right of Way Proj	4.00%	12/01/27	202,888
635,000	Met Saint Louis MO Swr Dist Wstwtr Sys Rev Ref & Impt, Ser B (Forward refunding maturity 05/01/25)	5.00%	05/01/33	650,792
140,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	3.00%	08/01/23	138,418
305,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/25	297,624
350,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	330,010
2,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Ssm Hlth Care, Ser A (Pre-refunded maturity 06/01/24)	5.00%	06/01/29	2,049,797
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	235,313
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/25	987,271
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	226,964
200,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/24	194,102
250,000	Springfield MO Spl Oblg Ref	4.00%	04/01/26	254,546
				6,335,582
	Montana – 0.2%
240,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A (Mandatory put 03/01/23)	3.90%	03/01/31	223,070
275,000	Gallatin Cnty MT High Sch Dist #7 Bozeman	5.00%	12/01/24	283,996
150,000	MT St Fac Fin Auth Hlthcare Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/24	148,890
155,000	MT St Fac Fin Auth Hlthcare Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/25	152,875
				808,831
	Nebraska – 0.5%
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	70,130
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	335,065
330,000	Centrl Plains Energy Proj NE Gas Sply Rev Ref (Mandatory put 08/01/25)	4.00%	12/01/49	326,037
1,235,000	Omaha NE Pub Facs Corp Lease Rev, Ser A	4.00%	04/15/25	1,249,557
				1,980,789
	Nevada – 0.5%
500,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	530,171
300,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/24	286,050
225,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/26	201,135
295,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	296,131
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	284,291
500,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	486,253
				2,084,031

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire – 0.1%
$220,000	Natl Fin Auth NH Sr Living Rev Ref Springpoint Sr Living	4.00%	01/01/24	$218,191
	New Jersey – 3.5%
1,880,000	Cherry Hill Twp NJ	3.00%	08/15/25	1,857,372
3,000,000	Newark NJ, Ser D, BANS	4.00%	09/29/23	3,000,646
1,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	1,014,678
255,000	NJ St Econ Dev Auth Ref, Ser A	4.13%	06/15/27	255,018
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	601,666
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	105,395
475,000	NJ St Econ Dev Auth Rev Ref, Ser XX	4.38%	06/15/27	477,953
335,000	NJ St Econ Dev Auth Rev, Ser WW	5.00%	06/15/34	336,585
1,000,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Pj	5.13%	09/15/23	998,633
1,000,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/23	1,005,724
655,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/25	669,895
200,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	208,794
1,000,000	NJ St Hsg & Mtge Fin Agy Rev Ref Sf Hsg, Ser D, AMT	4.00%	04/01/24	994,900
85,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	74,858
225,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/27	232,651
240,000	NJ St Transprtn Trust Fund Auth Ref Fed Hwy Reimb Nts, Ser A, GARVEE	5.00%	06/15/29	246,960
60,000	NJ St Turnpike Auth, Ser E	5.00%	01/01/31	61,729
1,000,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/24	1,016,741
				13,160,198
	New Mexico – 0.5%
2,000,000	NM Fin Auth Rev Sub, Ser B	5.00%	06/15/24	2,056,329
	New York – 3.9%
1,275,000	Hempstead NY Union Free Sch Dist for 2022-2023 St Aid, RANS	3.75%	06/30/23	1,274,710
155,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/30	163,428
350,000	Lackawanna NY Ref, Ser B, BAM	5.00%	11/01/25	365,296
125,000	Long Beach NY, Ser B	5.50%	07/15/25	129,433
150,000	Met Transprtn Auth NY Rev Ref, Ser F	5.00%	11/15/26	153,181
135,000	Met Transprtn Auth NY Rev Transptrn, Ser A-2	5.00%	11/15/22	135,080
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser Aa-1 (a)	1.59%	06/15/50	250,000
3,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd General Resolution, Ser DD (a)	2.53%	06/15/33	3,000,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	358,240
735,000	New York City NY Transitional Fin Auth Rev Ref Sub Future Tax Secured, Ser F, Subser F-1	5.00%	11/01/23	747,878
200,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 2017, Subser A-1	4.00%	05/01/31	201,394
1,000,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	2.53%	10/01/46	1,000,000
570,000	NY NY Prerefunded, Subser F-1 (Pre-refunded maturity 03/01/23)	5.00%	03/01/37	573,525
1,000,000	NY NY Ref, Ser B-1	5.00%	08/01/24	1,030,389
1,750,000	NY NY Var Fiscal 2021 Remk, Ser 3 (a)	2.53%	04/01/42	1,750,000
550,000	NY St Hsg Fin Agy Affordable Hsg Green Bonds, Ser D	2.13%	11/01/23	542,594
270,000	NY St Transprtn Dev Corp Spl Fac Rev Laguardia Arpt Term B Redev Proj, Ser A-P3, AMT, AGM	4.00%	07/01/35	242,227

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$405,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	$371,827
200,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/24	205,083
125,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/25	128,388
180,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/26	183,826
340,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	4.00%	09/01/34	311,865
1,180,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	1,220,448
375,000	Westhill NY Centrl Sch Dist, BANS	4.00%	06/28/23	376,396
				14,715,208
	North Carolina – 2.5%
3,035,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth, Ser C (Mandatory put 03/01/23)	5.00%	01/15/48	3,050,948
1,000,000	Columbus Cnty NC Indl Facs & Poll Control Fing Auth Rev Var Ref Intl Paper CO Proj, Ser A (Mandatory put 06/16/25)	1.38%	05/01/34	923,966
2,525,000	Mecklenburg Cnty NC Ref, Ser A	5.00%	12/01/22	2,528,931
865,000	NC St Med Care Commn Retmnt Facs Rev Ref 1st Mtge Aldersgate	5.13%	07/01/23	874,439
1,500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	1,518,307
580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	581,668
				9,478,259
	North Dakota – 0.7%
1,400,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,309,015
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/25	51,253
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/26	51,538
200,000	Horace ND Ref	3.00%	05/01/25	191,682
1,000,000	Larimore ND Loan Anticipation Temp Impt Bonds	0.85%	05/01/24	937,870
				2,541,358
	Ohio – 3.4%
1,515,000	Gahanna Jefferson OH City Sch Dist Sch Facs Constr & Impt Bonds, Ser 2021, AGM	2.00%	12/01/22	1,512,898
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	76,364
1,000,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre-refunded maturity 12/01/23)	5.00%	12/01/45	1,018,573
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	899,742
750,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	712,423
2,700,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	2,511,478
870,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	849,811
1,000,000	OH St Hgr Eductnl Fac Commn Kenyon Clg Proj (Forward refunding maturity 07/01/23)	5.00%	07/01/37	1,008,130
1,500,000	OH St Hgr Eductnl Fac Commn Ref Case Western Reserve Univ Proj	5.00%	12/01/23	1,527,859
200,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	206,448
2,800,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	2.65%	01/15/51	2,800,000
				13,123,726

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma – 0.6%
$1,645,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	$1,605,410
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	314,209
200,000	Tulsa OK Arpts Impt Trust Arpt, Ser A, AMT, AGM	4.00%	06/01/25	199,433
				2,119,052
	Oregon – 0.4%
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	130,946
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	259,139
265,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/26	262,966
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/25	101,720
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	101,922
680,000	Yamhill Cnty OR Hosp Auth Friendsview Temps 50, Ser B-3	1.75%	11/15/26	617,078
				1,473,771
	Pennsylvania – 5.1%
1,500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	1,491,702
315,000	Allegheny Vly PA Jt Sewage Auth Green Bond, BAM	4.00%	08/01/25	319,426
235,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/26	242,738
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	294,846
660,000	Dauphin Cnty PA Gen Auth Hlth Sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	4.00%	06/01/32	625,470
265,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	5.00%	12/01/26	279,766
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	91,673
175,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/25	179,794
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	400,297
170,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	174,058
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/24	50,262
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/25	75,622
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/26	75,643
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	518,338
80,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/24	80,428
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	151,099
255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	265,003
1,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Ele Util Corp Proj 2016 Remk, Ser B	2.63%	02/15/27	930,413
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	344,900
175,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/26	174,987
2,000,000	N Wales PA Wtr Auth Ref	3.00%	11/01/23	1,987,356
400,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	406,140
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	213,454
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	152,092
180,000	PA St Econ Dev Fing Auth Rev Ref Upmc	4.00%	03/15/35	164,536
545,000	PA St Econ Dev Fing Auth Upmc Rev Ref, Ser A	5.00%	11/15/29	569,716
465,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	422,365
405,000	PA St Ref, Ser 1	5.00%	09/15/27	427,575
720,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/28	747,953
80,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	80,584

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$200,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	$206,879
500,000	Philadelphia PA Arpt Rev Ref, Ser A	5.00%	07/01/23	504,951
825,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (c)	4.00%	06/15/23	820,884
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (c)	5.00%	06/15/24	570,934
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (c)	5.00%	06/15/25	300,202
135,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	139,150
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	36,989
435,000	Philadelphia PA, Ser B	4.00%	08/01/35	409,885
1,200,000	Pittsburgh PA Wtr & Swr Auth Ref 1st Lien, Ser A	5.00%	09/01/23	1,216,104
350,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/26	355,482
820,000	Scranton PA Sch Dist Ref, Ser D	5.00%	06/01/27	851,600
325,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/25	336,949
1,240,000	Wilkes-Barre PA Area Sch Dist, Ser B, BAM	5.00%	08/01/27	1,310,611
375,000	Wyoming PA Area Sch Dist Ref, Ser A, AGM	4.00%	11/01/24	379,960
				19,378,816
	Puerto Rico – 0.1%
299,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/24	274,897
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	255,829
				530,726
	Rhode Island – 0.1%
445,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev Ref Providence Pub Bldg Auth, AGM	5.00%	05/15/28	460,456
	South Carolina – 0.7%
1,000,000	Saxe Gotha Lexington Pub Facs Corp SC Rev Corley Mill Redev Proj Area, BANS	2.00%	03/17/23	993,404
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	945,714
250,000	SC St Pub Svc Auth Rev Ref, Ser A	5.00%	12/01/24	256,405
625,000	SC St Pub Svc Auth Rev Ref, Ser A	5.00%	12/01/30	640,497
				2,836,020
	South Dakota – 0.5%
355,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/27	366,586
330,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	333,633
100,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/25	96,955
150,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/26	144,010
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	947,511
				1,888,695
	Tennessee – 2.4%
145,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/26	139,756
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Vanderbilt Univ Med Ctr, Ser A	5.00%	07/01/40	342,316
2,000,000	Montgomery Cnty TN Ref, Ser A	5.00%	04/01/24	2,049,052

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$150,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/24	$148,985
300,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	09/01/25	294,636
500,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/26	486,472
3,315,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	3,223,128
1,950,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	1,945,836
565,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	571,260
				9,201,441
	Texas – 12.8%
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/25	512,668
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/28	252,899
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	501,512
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	124,957
320,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/25	324,866
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	251,688
295,000	Celina TX Spl Assmt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/24	296,965
290,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	300,419
25,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A (Pre-refunded maturity 07/01/25)	5.00%	01/01/29	26,076
150,000	Chisum TX Indep Sch Dist Ref Sch Bldg	5.00%	08/15/23	151,995
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs, Ser B	5.00%	08/15/24	35,676
150,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (c)	2.50%	09/01/26	132,404
1,000,000	Collin Cnty TX Ref	4.00%	02/15/27	1,017,378
400,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/26	419,303
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (c)	3.38%	09/15/26	184,573
100,000	Cypress Fairbanks TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/27	104,906
1,000,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/30	965,093
1,000,000	Denton Cnty TX Hsg Fin Corp Var Pathway on Woodrow Apts (Mandatory put 02/01/25)	5.00%	02/01/26	1,019,926
1,005,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.25%	09/01/26	1,057,282
265,000	Fort Bend Cnty TX Muni Util Dist #58, AGM	4.00%	04/01/25	268,658
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	889,893
1,250,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,221,883
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/25	594,105
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/26	594,461
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	415,402
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	469,157
1,475,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	1,496,960
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Herman Hlth Sys, Ser A	5.00%	12/01/26	1,026,958
260,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth System, Ser B-2 (Mandatory put 12/01/24)	5.00%	07/01/49	266,556
1,340,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Ref Memorial Hermann Hlth Sys, Ser C-2 (Mandatory put 12/01/24)	5.00%	06/01/32	1,373,789
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Thermal Util Re Ref Teco Proj	5.00%	11/15/29	1,063,162

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$230,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/26	$243,324
240,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/27	255,939
100,000	Houston TX Arpt Sys Rev Ref Sub, Ser B	5.00%	07/01/26	104,992
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	895,097
450,000	Houston TX Util Sys Rev Ref 1st Lien, Ser A	3.00%	11/15/22	449,962
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/25	229,575
625,000	Kingsville TX Ctfs Oblig, BAM	2.00%	08/01/23	615,053
975,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (Pre-refunded maturity 08/15/24) (c)	5.25%	08/15/35	1,005,524
305,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/28	322,287
1,300,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/23	1,312,068
405,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/31	409,655
250,000	Love Field TX Arpt Modernization Corp Spl Facs Rev Southwest Airls Co Proj	5.00%	11/01/22	250,000
435,000	Lower CO River TX Auth Trans Contract Rev Ref	5.00%	05/15/23	438,903
500,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref Remk, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	487,287
200,000	Mcallen TX Indep Sch Dist Ref, Ser A	5.00%	02/15/23	201,059
275,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/24	276,811
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 11/01/22)	2.25%	01/01/26	999,983
440,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/25	453,207
450,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/26	465,443
400,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (c)	3.00%	09/15/26	362,676
500,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (c)	3.63%	09/15/26	466,999
140,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/36	144,138
200,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/24	200,553
45,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	46,578
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.00%	01/01/26	1,047,398
150,000	N TX Tollway Auth Rev Ref Second Tier Bonds, Ser C	5.00%	01/01/27	159,102
105,000	N TX Tollway Auth Rev Ref Sys 1st Tier, Ser A	5.00%	01/01/25	106,923
1,000,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/25	1,018,310
300,000	N TX Tollway Auth Rev Second Tier, Ser B	5.00%	01/01/27	318,205
635,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (c)	4.00%	08/15/25	615,112
80,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	77,094
1,490,000	New Hope Cultural Edu Facs Fin Corp TX Stdt Hsg Rev Chf Clegiate Hsg San Antonio I-Tx A&M Univ-San Antonio, Ser A (Pre-refunded maturity 04/01/26)	5.00%	04/01/48	1,560,807
1,350,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/25	1,369,210
50,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (c)	3.50%	09/01/23	49,338
1,280,000	Pasadena TX Indep Sch Dist Ref	5.00%	02/15/24	1,308,188
1,180,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/25	1,205,237
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,039,767
700,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/25	710,153
345,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	351,488
480,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	499,254
340,000	Univ of Houston TX Univ Revs Ref Consol, Ser C	5.00%	02/15/30	354,849

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$4,000,000	Univ of Texas TX Permanent Univ Fnd Permanent Univ Fund Bonds, Ser A	5.00%	07/01/26	$4,234,940
1,650,000	Univ of Texas TX Univ Revs Ref, Ser H	5.00%	08/15/25	1,725,831
1,580,000	Univ of Texas TX Univ Revs, Ser D	5.00%	08/15/26	1,673,847
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	634,216
385,000	Wilbarger Creek TX Muni Util Dist #2, AGM	4.00%	09/01/26	391,478
300,000	Williamson Cnty TX Muni Util Dist #12, BAM	4.50%	08/15/25	307,090
				48,756,520
	Utah – 0.5%
135,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Acdmy Proj	4.00%	04/15/24	135,506
1,745,000	Utah Cnty UT Hosp Rev Ihc Hlth Svcs Inc, Ser B-1 (Mandatory put 08/01/24)	5.00%	05/15/60	1,784,579
				1,920,085
	Virginia – 1.2%
310,000	Hampton Roads VA Santn Dist Wstwtr Rev Prerefunded Sub, Ser A (Pre-refunded maturity 08/01/26)	5.00%	08/01/28	328,804
1,525,000	Norfolk VA Wtr Rev Ref	5.00%	11/01/31	1,631,833
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/25	125,909
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/26	125,920
2,000,000	VA St Ref, Ser B	5.00%	06/01/23	2,022,113
445,000	VA St Res Auth Clean Wtr Rev Ref Revolving Fund, Ser B	4.00%	10/01/27	451,503
				4,686,082
	Washington – 1.9%
2,000,000	King Cnty WA Swr Rev Ref & Impt, Ser B (Pre-refunded maturity 07/01/23)	5.00%	07/01/39	2,024,155
1,315,000	King Cnty WA Swr Rev Ref, Ser B	5.00%	07/01/26	1,351,253
1,500,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/26	1,555,564
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	156,085
310,000	Tobacco Stlmt Auth WA Tobacco Stlmt Rev Ref	5.00%	06/01/23	312,781
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	104,107
300,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/26	311,854
1,555,000	WA St, Ser B, COPS	5.00%	07/01/24	1,596,343
				7,412,142
	West Virginia – 0.8%
1,650,000	Kanawha Cnty WV Cnty Commn Stdt Hsg Rev WV Univ Fndtn Proj (Pre-refunded maturity 07/01/23) (c)	6.75%	07/01/45	1,686,309
1,500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,482,266
				3,168,575
	Wisconsin – 2.3%
100,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/26	96,186
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	186,359
4,000,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Engery Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	3,909,531
285,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/25	280,453
300,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/26	292,666

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	$307,644
325,000	Pub Fin Auth WI Rev Roseman Univ of Hlth Sciences Proj (c)	3.00%	04/01/25	308,895
465,000	Racine Cnty WI Ref, Ser A	1.00%	03/01/23	459,603
250,000	Univ Hosps & Clinics Auth WI Var Ref Univ WI Hosp & Clinic Oblig Grp, Ser B (a)	1.59%	04/01/48	250,000
1,000,000	Univ Hosps & Clinics Auth WI, Ser A (Pre-refunded maturity 04/01/23)	5.00%	04/01/38	1,007,459
275,000	WI St Clean Wtr Rev Ref (Pre-refunded maturity 06/01/24)	5.00%	06/01/26	281,634
810,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	822,527
85,000	WI St Hlth & Eductnl Facs Auth Rev Ref Froedtert Hlth Inc Oblg, Ser A	4.00%	04/01/39	75,935
130,000	WI St Hlth & Eductnl Facs Auth Rev Ref Oakwood Lutheran Sr Ministries	4.00%	01/01/23	129,794
155,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/30	157,825
155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	153,086
				8,719,597

Total Investments – 97.9%	373,928,311
(Cost $388,243,272)
Net Other Assets and Liabilities – 2.1%	7,905,945
Net Assets – 100.0%	$381,834,256

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2022. Interest will begin accruing on the security’s first settlement date.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2022, securities noted as such amounted to $15,021,020 or 3.9% of net assets.
(d)	Zero coupon bond.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 373,928,311	$ —	$ 373,928,311	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.7%
	Alabama – 4.2%
$300,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A	5.00%	12/01/23	$301,697
1,955,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	1,943,556
750,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds Proj No.7, Ser C-1	4.00%	12/01/22	749,709
400,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser E	5.00%	06/01/23	401,689
200,000	Black Belt Energy Gas Dist AL Gas Sply Rev Ref, Ser D1	4.00%	06/01/23	199,756
3,000,000	Columbia AL Indl Dev Brd Pollcontrol Rev Var Ref AL Pwr Co Proj, Ser A (a)	1.72%	12/01/37	3,000,000
2,750,000	Hlthcare Auth for Baptist Hlth AL Var Ref, Ser B (a)	2.91%	11/01/42	2,750,000
1,155,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,121,849
350,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	348,622
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #4, Ser B-1	5.00%	08/01/23	501,087
2,500,000	Wilsonville AL Indl Dev Brd Poll Control Rev Var Ref AL Pwr Co, Ser D (a)	1.74%	01/01/24	2,500,000
				13,817,965
	Alaska – 0.2%
500,000	AK St Indl Dev & Export Auth Rev Gtr Fairbanks Cmnty Hosp Fndtn Proj	5.00%	04/01/23	503,110
	Arizona – 1.4%
600,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/22	600,000
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/23	1,007,996
1,300,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj Remk, AMT (Mandatory put 08/14/23)	2.70%	12/01/37	1,283,844
180,000	Glendale AZ Transprtn Excise Tax Rev Ref, AGM	5.00%	07/01/23	182,162
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/23	302,282
150,000	Maricopa Cnty AZ Indl Dev Auth Ref Banner Hlth Oblig Grp, Ser A	5.00%	01/01/23	150,426
150,000	Nthrn AZ Univ Ref Sys, BAM	5.00%	06/01/23	151,399
180,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	5.75%	11/15/23	180,210
520,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/23	525,610
255,000	Univ Med Ctr Corp AZ Hosp Rev (Pre-refunded maturity 07/01/23)	5.50%	07/01/26	258,826
				4,642,755
	California – 5.0%
750,000	CA St Hlth Facs Fing Auth Rev Kaiser Permanente, Ser C (Mandatory put 11/01/22)	5.00%	08/01/31	750,000
3,000,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/26/23) (b)	0.85%	01/01/50	2,972,960
375,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 01/17/23)	2.35%	07/01/51	373,665
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 11/01/22) (b) (c)	2.25%	08/01/23	1,499,975
2,000,000	Foothill Estrn Transprtn Corridor Agy CA Toll Road Rev Cap Apprec Sr Lien, Ser A	(d)	01/01/23	1,989,846
425,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/23	429,478
335,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	338,719
2,000,000	Los Angeles CA Trans	4.00%	06/29/23	2,010,990
2,000,000	Los Angeles Cnty CA Trans	4.00%	06/30/23	2,011,288

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$100,000	Montebello CA Pub Fing Auth Rev Ref Lease, Ser B, AGM	5.00%	11/01/22	$100,000
710,000	Riverside Cnty CA Trans	5.00%	06/30/23	719,100
1,000,000	San Diego CA Unif Sch Dist Trans, Ser A	4.00%	06/30/23	1,005,972
100,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Spl Facs Lease SFO Fuel Co LLC, Ser A, AMT	5.00%	01/01/23	100,183
1,700,000	Sch Proj for Util Rate Reduction CA Nat Gas Pur Prog, RANS	4.00%	08/01/23	1,704,651
430,000	Sthrn CA Pub Pwr Auth Nat Gas Proj Rev Proj No 1, Ser A	5.25%	11/01/22	430,000
				16,436,827
	Colorado – 2.2%
350,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora Ref	5.00%	12/01/23	356,650
105,000	CO St Hgr Edu Capital Const Lease Pur Prog Ref, Ser A, COPS	5.00%	11/01/22	105,000
2,750,000	CO St Hlth Facs Auth Hosp Rev Frasier Meadows Retmnt Cmnty Proj, Ser B (Forward refunding maturity 05/15/23)	5.00%	05/15/48	2,773,560
185,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	188,010
125,000	CO St Hlth Facs Auth Rev Catholic Hlth Initiatives, Ser A (Pre-refunded maturity 01/01/23)	5.25%	01/01/45	125,399
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/23	404,729
180,000	Denver City & Cnty CO Arpt Rev Sys, Ser A, AMT	5.00%	11/15/22	180,102
275,000	Denver City & Cnty CO Arpt Rev Sys, Ser B (Pre-refunded maturity 11/15/22)	5.00%	11/15/32	275,180
2,000,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/23	2,017,408
195,000	Gold Hill Mesa Met Dist #2 CO Ltd Tax & Spl Rev Ref, Ser A, BAM	5.00%	12/01/22	195,096
250,000	Leyden Rock Met Dist CO Ref, AGM	5.00%	12/01/23	254,163
275,000	Rendezvous CO Rsdl Met Dist Ref, AGM	4.00%	12/01/22	275,127
170,000	Woodmen Road CO Met Dist Ref, BAM	4.00%	12/01/22	170,080
				7,320,504
	Connecticut – 3.0%
1,100,000	Bridgeport CT Ref, Ser C	5.00%	02/15/23	1,105,251
700,000	CT St Hgr Edu Supplement Loan Auth Rev Ref St Supported Chesla Loan, Ser A, AMT	5.00%	11/15/22	700,420
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/23	101,010
225,000	CT St Ref, Ser B	5.00%	04/15/23	226,906
2,500,000	CT St Ref, Ser H	5.00%	11/15/23	2,546,428
2,250,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra Purp, Ser B (c)	5.00%	01/01/24	2,293,019
2,500,000	Danbury CT, BANS	3.00%	07/13/23	2,497,584
30,000	Hamden CT, BAM	5.00%	08/15/23	30,359
265,000	Univ of CT CT Ref, Ser A	5.00%	11/01/22	265,000
100,000	Univ of CT CT, Ser A	5.00%	01/15/23	100,374
				9,866,351
	District of Columbia – 0.0%
125,000	DC Hosp Rev Ref Children’s Hosp	5.00%	07/15/23	126,175
	Florida – 4.2%
85,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/23	84,456
2,065,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT (Pre-refunded maturity 10/01/23)	5.13%	10/01/38	2,097,202
1,500,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc (Pre-refunded maturity 11/01/23)	6.13%	11/01/43	1,541,222

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,500,000	FL St Dev Fin Corp Var Brightline Passngr Rail Expan Proj Remk, Ser A, AMT (Mandatory put 04/04/23)	2.90%	12/01/56	$1,488,126
100,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Ref Priority Sub Arpt Facs, AMT	5.00%	10/01/23	101,043
445,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	452,007
325,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	326,600
1,250,000	Jacksonville FL Port Auth Ref, AMT (Pre-refunded maturity 11/01/22)	5.00%	11/01/38	1,250,000
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	179,394
155,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Oblig Grp	4.00%	11/15/22	154,988
100,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Univ of Miami, Ser A	4.00%	04/01/23	100,260
95,000	Miami-Dade Cnty FL Sch Brd, Ser B, COPS (Pre-refunded maturity 02/01/23)	5.00%	02/01/30	95,399
350,000	Monroe Cnty FL Sch Dist Sales Tax Rev, AGM	5.00%	10/01/23	354,846
2,650,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys (Forward refunding maturity 08/01/23)	5.00%	08/01/41	2,749,333
750,000	Palm Beach Cnty FL Sch Brd, Ser B, COPS	5.00%	08/01/23	759,404
1,000,000	Putnam Cnty FL Dev Auth Adj Ref FL Pwr & Lt Co Pj (a)	1.74%	09/01/24	1,000,000
145,000	Sarasota Cnty FL Util Sys Rev (Pre-refunded maturity 10/01/23)	5.00%	10/01/38	147,362
700,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/23	696,870
				13,578,512
	Georgia – 3.8%
1,025,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/23	1,034,477
480,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser B	5.00%	11/01/23	488,410
1,800,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, 4th Ser (Mandatory put 05/25/23)	2.25%	10/01/32	1,782,605
2,500,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (a)	1.89%	11/01/52	2,500,000
2,065,000	Cobb Cnty GA Sch Dist Nts	3.00%	12/15/22	2,064,975
125,000	GA St Hsg & Fin Auth Rev, Ser A	2.35%	12/01/22	124,906
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	4.00%	12/01/23	495,486
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/23)	4.00%	04/01/48	1,995,893
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/24	501,580
1,105,000	Main Street Nat Gas Inc GA Gas Sply Rev, Subser C (Mandatory put 12/01/23)	4.00%	08/01/48	1,102,099
160,000	Muni Elec Auth of GA Ref Proj 1, Subser A	5.00%	01/01/23	160,351
				12,250,782
	Hawaii – 0.2%
500,000	Honolulu City & Cnty HI, Ser A	5.00%	10/01/23	508,190
	Idaho – 0.3%
1,000,000	ID St Hlth Facs Auth Hosp Rev Var Che Trinity Hlth Credit Grp Remk, Ser ID (Mandatory put 11/01/22)	1.60%	12/01/48	1,000,082
	Illinois – 5.9%
130,000	Chicago Heights IL Green Bond, BAM	4.00%	12/01/22	130,061
165,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/22	164,515
150,000	Chicago IL Brd of Edu Cap Apprec Sch, Ser A, BHAC-CR FGIC	(d)	12/01/22	149,583

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/22	$1,500,908
165,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser C	5.00%	01/01/23	165,485
230,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/24	233,053
1,500,000	Chicago IL Transit Auth Capital Grant Recpts Rev Ref 5337 St of Good Repair Formula Funds	5.00%	06/01/23	1,513,038
165,000	Chicago IL Wtr Rev Second Lien	5.00%	11/01/23	165,443
1,250,000	Cook Cnty IL Ref, Ser A	5.00%	11/15/23	1,269,376
150,000	Cook Cnty IL Ref, Ser C	5.00%	11/15/23	150,096
295,000	Cook Cnty IL Sch Dist #97	4.00%	01/01/23	295,406
450,000	DuPage Cnty IL High Sch Dist #88 Ref	4.00%	01/15/24	453,825
460,000	IL St	5.00%	05/01/23	462,332
180,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/23	181,990
175,000	IL St Fin Auth Rev Ref Osf Hlthcare Sys, Ser A	5.00%	11/15/22	175,101
795,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/22	795,451
2,000,000	IL St Fin Auth Rev Rehab Institute of Chicago, Ser A (Forward refunding maturity 07/01/23)	6.00%	07/01/43	2,027,783
50,000	IL St Ref	4.00%	08/01/25	49,130
440,000	IL St, BAM	5.50%	07/01/24	444,584
200,000	IL St, Ser A	5.00%	12/01/22	200,171
1,290,000	IL St, Ser A	5.00%	03/01/23	1,294,404
250,000	IL St, Ser A	5.00%	04/01/23	251,063
155,000	IL St, Ser D	5.00%	11/01/22	155,000
275,000	Lake Cnty IL Forest Preservation Dist Ref, Ser A	5.00%	12/15/22	275,580
1,240,000	Mclean & Woodford Cntys IL Cmnty Unit Sch Dist #5 Ref, Ser A	4.00%	12/01/23	1,246,037
1,805,000	Mount Vernon IL Ref, BAM	4.00%	12/15/23	1,816,418
115,000	Peoria IL Ref, Ser C, AGM	5.00%	01/01/23	115,290
575,000	Saint Charles IL Park Dist Ref, Ser B	5.00%	12/15/22	576,151
2,500,000	Schaumburg IL Ref	4.00%	12/01/23	2,510,853
605,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/23	608,139
				19,376,266
	Indiana – 3.6%
300,000	Bedford IN Sewage Wks Rev Ref Green Bond, BAM	3.50%	01/01/23	300,072
3,500,000	IN St Fin Auth Envrnmntl Rev Var Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/22)	0.28%	12/15/45	3,496,183
3,500,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23) (c)	4.50%	12/15/46	3,500,422
2,000,000	IN St Fin Auth Rev Priv Activity OH River Bridges E End Xing P3 Proj, Ser A (Pre-refunded maturity 07/01/23)	5.00%	07/01/48	2,011,025
1,565,000	IN St Hsg & Cmnty Dev Auth SF Mtge Rev Ref, Ser B-2, AMT	5.00%	01/01/23	1,568,121
170,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/24	173,386
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/23	100,145
470,000	Saint Joseph Cnty IN Arpt Auth Ref, AMT, BAM	4.00%	01/01/23	470,445
				11,619,799
	Iowa – 0.3%
1,000,000	IA St Fin Auth Sol Wst Facs Rev Var Green Bond Gevo Nw Rng Llc Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/24)	1.50%	01/01/42	968,221
	Kansas – 1.5%
150,000	KS St Dev Fin Auth Rev, Ser G (Pre-refunded maturity 04/01/23)	5.00%	04/01/29	151,088
2,000,000	Lawrence KS Nts, Ser I	5.00%	05/01/23	2,017,997
2,500,000	Leawood KS Temp Nts, Ser 1	3.00%	09/01/23	2,487,215

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kansas (Continued)
$320,000	Wichita KS Hlthcare Facs Rev Ref & Impt Larksfield Place, Ser III (Pre-refunded maturity 12/15/23)	5.50%	12/15/25	$327,539
				4,983,839
	Kentucky – 2.4%
955,000	KY St Asset/Liability Commn Agy Fund Rev Ref Proj Nts Hwy Trust Fund 1st, Ser A, GARVEE	5.00%	09/01/23	968,209
1,500,000	KY St Econ Dev Fin Auth Sol Wst Disp Rev Ref Rep Svcs Inc Pj Remk, Ser B (Mandatory put 12/01/22)	2.75%	04/01/31	1,499,325
505,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/23	511,154
90,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	87,701
650,000	KY St Turnpike Auth Econ Dev Road Rev Revitalization Projs, Ser A (Pre-refunded maturity 07/01/23)	5.00%	07/01/27	657,636
1,595,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser B (Mandatory put 10/01/23)	5.00%	10/01/47	1,604,209
2,000,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sub Safe Clean Waterways, BANS	4.00%	10/06/23	2,010,450
610,000	Univ of Louisville KY Rev, Ser B, AGM	5.00%	09/01/23	616,984
				7,955,668
	Louisiana – 2.7%
480,000	LA St, Ser A	5.00%	03/01/23	482,873
1,540,000	LA St, Ser A (Pre-refunded maturity 05/15/23)	4.00%	05/15/30	1,546,878
125,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/28	125,771
2,400,000	LA Stadium & Exposition Dist LA, BANS	4.00%	07/03/23	2,398,764
15,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/29	15,527
35,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/34	36,231
280,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/44	289,844
1,245,000	Port New Orleans LA Brd of Commissioners Port Fac Rev Ref, Ser B (Pre-refunded maturity 04/01/23)	5.00%	04/01/31	1,253,515
1,230,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	1,218,409
1,175,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/23	1,191,441
255,000	Shreveport LA Wtr & Swr Rev Ref, Ser A, BAM	5.00%	12/01/22	255,294
				8,814,547
	Maine – 0.2%
730,000	ME St Hlth & Hgr Eductnl Facs Auth Rev Estrn Maine Med Ctr Oblig Grp (Pre-refunded maturity 07/01/23)	5.00%	07/01/33	738,094
	Maryland – 0.9%
1,000,000	MD St Ref, Ser B	4.00%	08/01/23	1,006,554
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2017-Zf2407 (a) (b)	2.91%	01/01/25	2,000,000
				3,006,554
	Massachusetts – 2.1%
400,000	MA St Dept of Transprtn Met Hwy Sys Rev Var Ref Subord Contract Asst, Ser A (Mandatory put 01/01/23)	5.00%	01/01/39	401,210
1,025,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (Pre-refunded maturity 11/15/23) (b)	6.50%	11/15/43	1,055,468
1,500,000	MA St Eductnl Fing Auth Ref Issue, Ser J, AMT	5.00%	07/01/23	1,513,868
150,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/23	151,387
1,200,000	MA St Hsg Fin Agy Hsg Rev Nts Ref	0.25%	12/01/22	1,197,447

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$500,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/23	$505,247
30,000	Montague MA, Ser A	5.00%	11/15/22	30,019
2,000,370	Pittsfield MA, BANS	2.00%	02/24/23	1,994,634
				6,849,280
	Michigan – 0.8%
100,000	MI St Fin Auth Rev Second Lien Distrib St Aid Rev Chrt Cnty Wayne	5.00%	11/01/22	100,000
560,000	MI St Hosp Fin Auth Ascension Hlth Credit Grp Remk, Ser A-4	5.00%	11/01/23	568,598
1,490,000	Oakland Univ MI Rev Gen, Ser A (Forward refunding maturity 03/01/23)	5.00%	03/01/38	1,495,906
545,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser A	5.00%	12/01/23	553,784
				2,718,288
	Minnesota – 2.2%
600,000	Forest Lake MN Indep Sch Dist #831 Ref, Ser A, COPS	4.00%	04/01/23	601,464
305,000	Mankato MN, Ser A	5.00%	02/01/23	306,258
250,000	MN St Hsg Fin Agy Rental Hsg Bonds, Ser B	0.35%	02/01/23	248,113
1,250,000	MN St Rural Wtr Fin Auth Pub Projs Constr Notes	2.63%	12/01/23	1,223,029
2,500,000	MN St, Ser A	5.00%	09/01/23	2,537,668
2,220,000	Ramsey Cnty MN Ref, Ser A	5.00%	02/01/23	2,229,878
				7,146,410
	Mississippi – 0.8%
400,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/26	410,599
100,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/32	102,403
2,000,000	MS St Hosp Equipment & Facs Auth Ref Adj Baptist Memorial Hlth Care Corp Remk, Ser A-2 (Mandatory put 08/30/23)	3.15%	09/01/36	1,986,509
150,000	MS St Ref, Ser F	4.00%	11/01/22	150,000
				2,649,511
	Missouri – 0.2%
500,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/22	500,280
	Nebraska – 0.1%
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	150,278
	Nevada – 1.7%
200,000	Clark Cnty NV Passenger Fac Charge Rev Ref Las Vegas Mccarran Intl Arpt, Ser E	5.00%	07/01/23	202,257
835,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/23	843,730
675,000	Clark Cnty NV Sch Dist Ref, Ser A	5.00%	06/15/23	682,057
2,000,000	Director of the St of NV Dept of Busn & Ind Var Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/26/23) (b)	0.85%	01/01/50	1,981,973
1,885,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	1,833,174
				5,543,191
	New Hampshire – 0.6%
2,000,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj Remk, Ser A-3, AMT (Mandatory put 12/01/22)	2.95%	04/01/24	1,998,349
	New Jersey – 8.0%
100,000	Atlantic City NJ Brd of Edu Ref Sch Bd Res Fd, AGM	4.00%	04/01/23	100,306
1,352,000	Atlantic Cnty NJ	3.00%	03/15/23	1,350,570
1,130,000	Hudson Cnty NJ Impt Auth Loc Unit Loan Prog, Ser B-1	3.00%	08/04/23	1,125,888

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$2,694,350	Kinnelon NJ, BANS	4.00%	09/29/23	$2,702,115
610,000	Newark NJ Ref, Ser A, BAM	5.00%	10/01/23	617,292
340,000	Newark NJ Ref, Ser B, AGM	5.00%	10/01/23	344,064
3,000,000	Newark NJ, Ser D, BANS	4.00%	09/29/23	3,000,646
700,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/23	702,540
1,000,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/23	1,009,377
1,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	1,014,678
25,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	25,237
630,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/23	637,941
1,000,000	NJ St Econ Dev Auth Rev Prerefunded Ref Sch Facs Constr, Ser NN (Pre-refunded maturity 03/01/23)	5.00%	03/01/27	1,005,951
1,285,000	NJ St Econ Dev Auth Rev Ref, Ser B	5.00%	11/01/22	1,285,000
50,000	NJ St Econ Dev Auth Rev Sch Facs Constr, Ser KK	5.00%	03/01/23	50,043
500,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr Bonds, Ser B, AMT	5.00%	12/01/22	500,635
1,500,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 1A-1, AMT	5.00%	12/01/22	1,501,572
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	101,939
255,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/23	257,892
350,000	NJ St Transprtn Trust Fnd Auth Transn Sys, Ser B, AMBAC	5.25%	12/15/22	350,675
180,000	NJ St Transprtn Trust Fnd Auth Transn Sys, Ser B, AMBAC	5.25%	12/15/23	183,012
1,500,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser A	5.50%	12/15/22	1,503,335
1,500,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser A, AGM	5.25%	12/15/22	1,503,223
360,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser A, AGM	5.50%	12/15/22	360,879
400,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.00%	12/15/23	405,606
2,500,000	Ocean City NJ, BANS	4.50%	10/17/23	2,524,278
2,000,000	Verona Twp NJ, BANS	5.00%	10/26/23	2,031,689
				26,196,383
	New Mexico – 0.1%
300,000	Albuquerque NM Met Arroyo Flood Control Auth	5.00%	08/01/23	304,096
	New York – 12.2%
100,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/23	99,614
2,000,000	Deposit NY Centrl Sch Dist, BANS	3.75%	09/08/23	2,004,406
2,000,000	E Ramapo NY Centrl Sch Dist, Ser A, RANS	3.00%	05/31/23	1,993,589
2,000,000	Elmira City NY Sch Dist, BANS	4.00%	06/23/23	2,009,501
2,400,000	Hempstead NY Union Free Sch Dist for 2022-2023 St Aid, RANS	3.75%	06/30/23	2,399,454
2,000,000	Indian River NY Centrl Sch Dist at Philadelphia, BANS	4.00%	06/28/23	2,007,186
1,000,000	Met Transprtn Auth NY Rev Ref, Ser F	5.00%	11/15/22	1,000,591
245,000	Met Transprtn Auth NY Rev Ref, Ser F	5.00%	11/15/23	245,156
100,000	Met Transprtn Auth NY Rev Transn, Ser C	5.00%	11/15/22	100,059
370,000	Met Transprtn Auth NY Rev Transprtn, Ser A-1	5.00%	11/15/23	374,838
125,000	Met Transprtn Auth NY Rev Transprtn, Ser B	5.00%	11/15/22	125,074
235,000	Met Transprtn Auth NY Rev Transprtn, Ser E	5.00%	11/15/22	235,139
175,000	Met Transprtn Auth NY Rev Transprtn, Subser A-1	5.00%	11/15/22	175,103
1,000,000	Met Transprtn Auth NY Rev Unrefunded Transptrn, Ser C	5.00%	11/15/28	1,000,637
2,750,000	Met Transprtn Auth NY Rev, Ser A-1, BANS	5.00%	02/01/23	2,759,351
250,000	New York City NY Hsg Dev Corp Rev, Ser B2 (Pre-refunded maturity 07/03/23)	5.00%	07/01/25	253,044
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd General Resolution, Ser DD (a)	2.53%	06/15/33	2,000,000
2,000,000	NY City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,803,083

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$650,000	NY City NY Hsg Dev Corp Mf Hsg Rev Sustainable Neighborhood Bonds, Ser E-2 (Mandatory put 07/03/23)	1.75%	05/01/59	$639,323
1,630,000	NY City NY Hsg Dev Corp Rev, Ser A (Pre-refunded maturity 07/03/23)	5.00%	07/01/25	1,649,849
2,150,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	2.53%	10/01/46	2,150,000
2,000,000	NY NY Prerefunded, Subser F-1 (Pre-refunded maturity 03/01/23)	5.00%	03/01/37	2,012,367
3,000,000	NY NY Var Fiscal 2021 Remk, Ser 3 (a)	2.53%	04/01/42	3,000,000
100,000	NY NY, Ser C	5.00%	08/01/23	100,145
250,000	NY St Dorm Auth Revs Non St Supported Debt Ref, Ser 1	5.00%	01/15/23	250,944
1,185,000	NY St Dorm Auth Sales Tax Rev Ref Bidding Group 1, Ser C	5.00%	03/15/23	1,193,236
550,000	NY St Hsg Fin Agy Affordable Hsg Green Bonds, Ser D	2.13%	11/01/23	542,594
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	123,197
235,000	NY St Hsg Fin Agy Sustainability Bonds, Ser N	1.45%	05/01/23	232,689
180,000	NY St Hsg Fin Agy Sustainability Bonds, Ser Q	1.35%	11/01/23	176,135
2,250,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 183, AMT	3.75%	04/01/23	2,247,219
175,000	NY St Mtge Agy Rev Mtge, 55th Ser, AMT	2.65%	10/01/23	172,890
265,000	NY St Mtge Agy Rev, Ser 51	2.25%	10/01/23	261,798
410,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/22	410,224
245,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/23	246,415
255,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/24	258,145
580,000	Port Auth of NY & NJ NY Ref, Ser 207, AMT	5.00%	09/15/23	585,631
1,000,000	Rochester NY, Ser I, BANS	2.50%	03/01/23	997,122
1,895,525	Wappingers NY Centrl Sch Dist, BANS	4.00%	08/10/23	1,902,717
				39,738,465
	North Carolina – 1.2%
1,500,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth, Ser C (Mandatory put 03/01/23)	5.00%	01/15/48	1,507,882
2,500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	2,530,511
				4,038,393
	North Dakota – 0.5%
1,500,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,402,515
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth System Ref	5.00%	12/01/23	50,541
				1,453,056
	Ohio – 3.0%
200,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/22	200,282
135,000	American Muni Pwr OH Inc OH Rev Ref Combined Hydroelec Proj, Ser A	5.00%	02/15/23	135,644
175,000	American Muni Pwr OH Inc OH Rev Ref Prairie St Energy Cmps Proj, Ser A	5.00%	02/15/23	175,740
150,000	Butler Cnty OH Hosp Facs Ref UC Hlth	4.00%	11/15/23	150,508
555,000	Cloverleaf OH Local Sch Dist, COPS, BAM	3.00%	12/01/23	551,337
1,500,000	Franklin Cnty OH Rev Var Che Trinity Hlth Cred Grp Remk, Ser OH (Mandatory put 11/01/22)	2.91%	12/01/46	1,500,000
2,195,000	Gahanna Jefferson OH City Sch Dist Sch Facs Constr & Impt Bonds, Ser 2021, AGM	2.00%	12/01/22	2,191,955
280,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	5.00%	08/01/23	282,786
100,000	NE OH Med Univ Gen Recpts Ref, Ser A	3.00%	12/01/22	99,960
1,000,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre-refunded maturity 12/01/23)	5.00%	12/01/45	1,018,573

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	$474,949
1,000,000	OH St Hgr Eductnl Fac Commn Kenyon Clg Proj (Forward refunding maturity 07/01/23)	5.00%	07/01/37	1,008,130
1,500,000	OH St Turnpike Commn Junior Lien Infra Projs, Ser A-1	5.25%	02/15/39	1,509,013
330,000	Wood Cnty OH Hosp Facs Rev Prerefunded Ref & Impt Wood Cnty Hosp (Pre-refunded maturity 12/01/22)	5.00%	12/01/37	330,497
170,000	Wood Cnty OH Hosp Facs Rev Refunded Ref & Impt Wood Cnty Hosp (Pre-refunded maturity 12/01/22)	5.00%	12/01/37	170,256
				9,799,630
	Oklahoma – 1.4%
2,700,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	2,635,019
1,315,000	Tulsa OK	5.00%	03/01/23	1,323,044
500,000	Tulsa OK Arpts Impt Trust, Ser A, AMT, BAM (Pre-refunded maturity 06/01/23)	5.63%	06/01/43	506,385
				4,464,448
	Oregon – 1.5%
3,500,000	Crook Cnty OR Sch Dist (Pre-refunded maturity 06/15/23)	5.00%	06/15/37	3,536,497
1,360,000	OR St Dept of Transprtn Hwy User Tax Rev Sr Lien, Ser A	5.00%	11/15/23	1,385,257
105,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/23	105,086
				5,026,840
	Pennsylvania – 3.2%
200,000	Berks Cnty PA Indl Dev Auth Hlth Sys Rev Ref Tower Hlth Proj	5.00%	11/01/22	200,000
55,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/23	55,133
235,000	Monroeville PA Fin Auth Upmc Rev Ref, Ser B	5.00%	02/15/23	236,054
180,000	Monroeville PA Fin Auth Upmc Rev Ref, Ser B	3.50%	07/01/23	180,087
1,340,000	N Wales PA Wtr Auth Ref	3.00%	11/01/23	1,331,528
1,250,000	PA St	5.00%	10/01/23	1,270,021
125,000	PA St Econ Dev Fing Auth Pkg Sys Rev Capitol Region Pkg Sys Sr, Ser A, AGM	5.00%	01/01/23	125,305
500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Draw Down Rep Svcs Inc Remk, Ser B-2, AMT (Mandatory put 01/17/23)	2.35%	04/01/49	498,220
4,000,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 11/01/22)	2.25%	08/01/45	4,000,128
215,000	Philadelphia PA Ref, Ser A	5.00%	08/01/23	217,760
1,000,000	Philadelphia PA Sch Dist Ref, Ser F	5.00%	09/01/23	1,012,269
260,000	Philadelphia PA Sch Dist, Ser A	5.00%	09/01/23	263,211
255,000	Riverside PA Sch Dist Ref, BAM	3.00%	10/15/23	253,536
300,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/24	303,062
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	278,499
70,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/22	69,990
				10,294,803
	Rhode Island – 0.8%
1,500,000	RI St & Providence Plantations Ref Cons Cap Dev Ln, Ser 1	4.00%	10/15/23	1,510,205
1,000,000	RI St Convention Ctr Auth Rev Ref, Ser A	4.00%	05/15/23	1,003,565
				2,513,770

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina – 1.4%
$1,475,000	Saxe Gotha Lexington Pub Facs Corp SC Rev Corley Mill Redev Proj Area, BANS	2.00%	03/17/23	$1,465,272
2,500,000	SC St Hsg Fin & Dev Auth Mtge Rev Mtge Rev Notes, Ser C	2.60%	09/01/23	2,482,029
370,000	SC St Pub Svc Auth Rev Ref Obligs, Ser C	5.00%	12/01/22	370,439
100,000	SC St Pub Svc Auth Rev Ref, Ser B	5.00%	12/01/22	100,119
				4,417,859
	South Dakota – 0.4%
980,000	SD St Eductnl Enhancement Funding Corp Tobacco Set, Ser B (Pre-refunded maturity 06/01/23)	5.00%	06/01/24	989,873
355,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/22	355,000
				1,344,873
	Tennessee – 1.1%
5,000	Jackson TN Hosp Rev Prerefunded Ref Jackson Madison Cnty Hosp	5.00%	04/01/23	5,034
220,000	Jackson TN Hosp Rev Unrefunded Ref Jackson Madison Cnty Hosp	5.00%	04/01/23	221,251
250,000	Memphis TN Elec Sys Rev	5.00%	12/01/22	250,367
135,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/23	134,393
500,000	TN St Energy Acq Corp Gas Rev	5.00%	11/01/22	500,000
1,000,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	997,865
610,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/23	612,697
860,000	TN St Energy Acq Corp Gas Rev, Ser C	5.00%	02/01/23	861,088
				3,582,695
	Texas – 9.1%
295,000	Aldine TX Indep Sch Dist Ref	5.00%	02/15/23	296,561
40,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/23	40,529
1,020,000	Arlington TX Wtr & Wstwtr Sys Rev, Ser A	5.00%	06/01/23	1,030,688
1,000,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/23	1,011,732
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	199,930
1,235,000	Bexar Cnty TX Hosp Dist Ctfs Oblig	5.00%	02/15/23	1,241,180
305,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/23	306,493
2,115,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/22	2,115,689
260,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser A, AGM (Pre-refunded maturity 01/01/23)	5.00%	01/01/43	260,791
650,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/23	657,602
150,000	Corsicana TX Ctfs Oblig	4.00%	02/15/23	150,118
250,000	Cotulla TX Indep Sch Dist	5.00%	02/15/23	251,244
965,000	Cypress Fairbanks TX Indep Sch Dist (Pre-refunded maturity 02/15/23)	5.00%	02/15/25	970,119
950,000	Dallas Cnty TX Util & Reclamation Dist Ref	5.00%	02/15/23	954,207
100,000	Dallas Fort Worth TX Intl Arpt Rev Jt Impt, Ser B, AMT (Pre-refunded maturity 11/01/22)	5.00%	11/01/34	100,000
1,000,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser A	5.00%	11/01/23	1,014,665
805,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.25%	09/01/23	816,774
1,320,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,290,308
490,000	Fort Worth TX Ref & Impt Gen Purp	5.00%	03/01/23	492,949

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,265,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	$1,283,833
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev 1st Mtge Brazos Presbyterian Homes Inc Proj, Ser B (Pre-refunded maturity 01/01/23)	7.00%	01/01/48	503,050
150,000	Houston TX Ref Pub Impt, Ser A	5.00%	03/01/24	153,412
270,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser C	5.00%	05/15/23	272,609
175,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser D	5.00%	11/15/23	178,142
425,000	Kaufman Cnty TX Muni Util Dist #5, BAM	4.00%	03/01/23	425,614
1,990,000	Love Field TX Arpt Modernization Corp Spl Facs Rev Southwest Airls Co Proj	5.00%	11/01/22	1,990,000
195,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	196,750
325,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	327,916
500,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj, Ser A	5.00%	05/15/23	504,486
1,002,000	Lower Neches Vly TX Auth Indl Dev Corp Var Exxonmobil Proj (a)	1.68%	11/01/51	1,002,000
265,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/23	264,990
1,500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 11/01/22) (c)	2.25%	01/01/26	1,499,975
420,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/23	423,945
430,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/24	439,035
270,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/23	270,808
130,000	Newark Hgr Edu Fin Corp TX Edu Rev The Hughen Ctr Inc, Ser A	4.00%	08/15/23	130,719
300,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/23	301,040
185,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	185,000
120,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	120,000
180,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	180,000
125,000	Splendora TX Indep Sch Dist Ref Sch Bldg, Ser B	5.00%	02/15/23	125,654
395,000	Stafford TX Econ Dev Corp Sales Tax Rev Ref, BAM	5.00%	09/01/23	400,236
375,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Baylor Hlth Care Sys Proj, Ser A (Pre-refunded maturity 05/15/23)	4.00%	11/15/43	376,476
1,000,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2021-XF1226 (a) (b)	2.27%	08/15/27	1,000,000
120,000	Trinity River TX Auth Red Oak Creek Sys Rev Red Oak Creek System	5.00%	02/01/23	120,480
1,250,000	TX St A&M Univ Rev	5.00%	05/15/23	1,262,480
360,000	TX St Muni Gas Acq & Sply Corp Gas Sply Rev Ref	5.00%	12/15/22	360,323
1,545,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/22	1,548,019
335,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/23	339,648
150,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/22	150,081
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	251,613
				29,789,913
	Utah – 0.0%
105,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	4.00%	04/15/23	105,294
	Virginia – 0.2%
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/23	100,274

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$175,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/24	$175,950
195,000	VA St Res Auth Infra Rev Prerefunded VA Pooled Fing Auth, Ser A (Pre-refunded maturity 11/01/22)	5.00%	11/01/31	195,000
240,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	3.00%	12/01/22	239,663
				710,887
	Washington – 1.4%
200,000	Centrl WA Univ Sys Rev, AGM	5.00%	05/01/23	201,642
1,810,000	King Cnty WA Rural Library Dist Ref	4.00%	12/01/23	1,824,941
1,500,000	King Cnty WA Swr Rev Ref & Impt, Ser B (Pre-refunded maturity 07/01/23)	5.00%	07/01/39	1,518,116
1,100,000	Port of Seattle WA Rev Intermediate Lien, AMT	5.00%	04/01/23	1,106,435
				4,651,134
	West Virginia – 0.1%
175,000	Morgantown WV Comb Util Sys Rev Ref Green Bonds, Ser A, BAM	3.00%	12/01/22	174,948
	Wisconsin – 2.6%
200,000	Brown Cnty WI Ref, AMT	4.00%	11/01/22	200,000
1,650,000	Fox Point & Bayside WI Jt Sch Dist #2 Prm Nts	3.50%	09/05/23	1,647,885
75,000	Kaukauna WI Elec Sys Rev Ref, BAM	4.00%	12/15/22	75,051
910,000	Milwaukee WI Promissory Nts, Ser N1	5.00%	02/01/23	912,960
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	413,793
380,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/23	382,082
490,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/24	498,209
65,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/23	64,601
1,847,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2020-XF2869 (a) (b)	2.46%	11/01/25	1,847,000
2,000,000	Waukesha WI, Ser C, NANS	3.00%	07/01/23	1,990,020
165,000	WI St Hlth & Eductnl Facs Auth Rev Ref Saint John’s Cmntys Inc, Ser B	3.00%	09/15/23	162,756
150,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/23	149,327
100,000	WI St Transprtn Rev Prerefunded, Ser 1 (Pre-refunded maturity 07/01/23)	5.00%	07/01/25	101,175
				8,444,859

Total Investments – 98.7%	322,122,174
(Cost $325,142,911)
Net Other Assets and Liabilities – 1.3%	4,244,262
Net Assets – 100.0%	$326,366,436

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2022, securities noted as such amounted to $12,537,586 or 3.8% of net assets.
(c)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2022. Interest will begin accruing on the security’s first settlement date.
(d)	Zero coupon bond.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COPS	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GARVEE	Grant Anticipation Revenue Vehicle
NANS	Note Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 322,122,174	$ —	$ 322,122,174	$ —

*	See Portfolio of Investments for state breakout.

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.